Income Taxes (Details) - Schedule of income tax expense - United States (“U.S.”) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of income tax expense [Line Items]
Current tax expense		$ 24	$ 33
Deferred tax expense			20
Total income tax expense		$ 24	$ 53